Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Cash Flow Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income	$ 10,627	$ 11,138	$ 7,709
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	237	(384)	(79)
Other accrued liabilities	2	(222)	(753)
Net cash (used in) provided by operating activities	5,195	13,534	13,208
Cash flows from investing activities
Net cash provided by investing activities	(6,909)	2,037	(16,430)
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Net cash used in financing activities	(3,357)	(3,188)	(3,188)
Cash and cash equivalents, beginning of year	28,133	15,750	22,160
Cash and cash equivalents, end of year	23,062	28,133	15,750
Parent Company [Member]
Cash flows from operating activities
Net income	10,627	11,138	7,709
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,357)	(11,854)	(8,229)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1)	(3)	(2)
Amounts due from subsidiaries	857	960	252
Other accrued liabilities	(97)	(233)	(444)
Net cash (used in) provided by operating activities	29	8	(714)
Cash flows from investing activities
Dividends received from subsidiary	3,188	3,188	3,188
Net cash provided by investing activities	3,188	3,188	3,188
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Repurchase of treasury stock	(169)
Net cash used in financing activities	(3,357)	(3,188)	(3,188)
Net (decrease) increase in cash and cash equivalents	(140)	8	(714)
Cash and cash equivalents, beginning of year	212	204	918
Cash and cash equivalents, end of year	$ 72	$ 212	$ 204